EXPLANATORY NOTE

The sole purpose of this filing is to file revised after-tax performance information for the City National Rochdale Municipal High Income Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 3, 2020 (SEC Accession No. 0001398344-20-006467), in interactive data format.